Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of Repurchase Agreements [Abstract]
Gross Obligations by Remaining Contractual Maturity and Class of Collateral Pledged

	March 31, 2025
	Remaining Contractual Maturity
	Overnight and open	30 days or less	31-90 days	Over 90 days	Total
	(in billions)
Payables under repurchase agreements	¥10,579	¥29,902	¥4,754	¥1,146	¥46,381
Payables under securities lending transactions	717	3	—	17	737
Obligations to return securities received as collateral	5,185	399	155	308	6,047
Total	¥16,481	¥30,304	¥4,909	¥1,471	¥53,165

	March 31, 2026
	Remaining Contractual Maturity
	Overnight and open	30 days or less	31-90 days	Over 90 days	Total
	(in billions)
Payables under repurchase agreements	¥9,471	¥28,467	¥3,349	¥1,005	¥42,292
Payables under securities lending transactions	1,234	18	—	—	1,252
Obligations to return securities received as collateral	6,260	173	862	1,173	8,468
Total	¥16,965	¥28,658	¥4,211	¥2,178	¥52,012

Secured Borrowing by the Class of Collateral Pledged
Secured borrowing by the class of collateral pledged at March 31, 2025 and 2026 was as follows:

	March 31, 2025
	Payables under repurchase agreements	Payables under securities lending transactions	Obligations to return securities received as collateral	Total
	(in billions)
Japanese national government and Japanese government agency bonds	¥16,652	¥165	¥3,438	¥20,255
Foreign government and official institution bonds	16,955	30	917	17,902
Corporate bonds	1,012	—	358	1,370
Residential mortgage-backed securities	10,695	—	—	10,695
Other debt securities	190	—	2	192
Marketable equity securities	846	531	1,332	2,709
Other	31	11	—	42
Total	¥46,381	¥737	¥6,047	¥53,165

	March 31, 2026
	Payables under repurchase agreements	Payables under securities lending transactions	Obligations to return securities received as collateral	Total
	(in billions)
Japanese national government and Japanese government agency bonds	¥9,738	¥560	¥3,196	¥13,494
Foreign government and official institution bonds	22,887	11	1,981	24,879
Corporate bonds	992	—	442	1,434
Residential mortgage-backed securities	6,990	—	6	6,996
Other debt securities	360	—	3	363
Marketable equity securities	1,315	640	2,840	4,795
Other	10	41	—	51
Total	¥42,292	¥1,252	¥8,468	¥52,012